Schedule of related party transactions (Details) - USD ($) $ in Thousands		12 Months Ended
		Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Related Party Transaction [Line Items]
Collection and settlement of loan to related parties		$ 70	$ 217	$ 3,547
Proceeds from borrowings from related parties		1,566	2,375
Repayment and settlement of borrowings to related parties		1,146	2,684	2,187
Loan to related parties		117	82	136
Amounts due from related parties gross		1,696	1,751
Less: allowance of credit losses (4)		(1,402)	(1,348)
Amounts due from related parties, net		294	403
Amount due to related parties		767	478
Mr. Houqi Zhang [Member]
Related Party Transaction [Line Items]
Related party cash Advance	[1]		156
Beijing Qichuang [Member]
Related Party Transaction [Line Items]
Collection and settlement of loan to related parties		69	106	3,524
Amounts due from related parties gross		$ 89	$ 154
Nature		Loan to related party	Loan to related party
Mr. Houqi Zhang [Member]
Related Party Transaction [Line Items]
Collection and settlement of loan to related parties			$ 87
Proceeds from borrowings from related parties	[2]	629	1,823
Repayment and settlement of borrowings to related parties		390	2,092	1,565
Amount due to related parties		400	218
Mr. Jun Lian [Member]
Related Party Transaction [Line Items]
Collection and settlement of loan to related parties			14
Proceeds from borrowings from related parties		268	535
Repayment and settlement of borrowings to related parties		236	535
Others [Member]
Related Party Transaction [Line Items]
Collection and settlement of loan to related parties		1	10	23
Proceeds from borrowings from related parties			3
Repayment and settlement of borrowings to related parties				31
Loan to related parties			77	87
Amounts due from related parties gross		$ 254	$ 295
Nature		Others	Others
Amount due to related parties		$ 140	$ 54
Qifu Future [Member]
Related Party Transaction [Line Items]
Proceeds from borrowings from related parties		304
Repayment and settlement of borrowings to related parties		305
Loan to related parties		83
Ms. Jun Wang [Member]
Related Party Transaction [Line Items]
Proceeds from borrowings from related parties		214
Repayment and settlement of borrowings to related parties		97	43
Amount due to related parties		227	103
Mr. Hui Zhang [Member]
Related Party Transaction [Line Items]
Proceeds from borrowings from related parties		151	14
Repayment and settlement of borrowings to related parties		97	14
Zhongchi Chi Fu Management [Member]
Related Party Transaction [Line Items]
Repayment and settlement of borrowings to related parties		$ 21
Nature		Loan from related party	Loan from related party
Amount due to related parties			$ 103
Zhongchi Chi Fu Management [Member] | Mr. Houqi Zhang [Member]
Related Party Transaction [Line Items]
Related party amounts of transaction		83
Advance		153
Changsha Qixin [Member]
Related Party Transaction [Line Items]
Repayment and settlement of borrowings to related parties				591
Zhongchi Chefu Data [Member]
Related Party Transaction [Line Items]
Loan to related parties		34
Changsha Tongjie [Member]
Related Party Transaction [Line Items]
Loan to related parties			5	49
Amounts due from related parties gross		$ 1,058	$ 1,018
Nature		Loan to related party	Loan to related party
Huashui Yixing [Member] | Mr. Houqi Zhang [Member]
Related Party Transaction [Line Items]
Related party amounts of transaction			$ 502
Mr. Yufeng Bai [Member]
Related Party Transaction [Line Items]
Amounts due from related parties gross		$ 295	$ 284
Mr. Yufeng Bai [Member]
Related Party Transaction [Line Items]
Nature		Loan to related party	Loan to related party
Mr. Houqi Zhang [Member]
Related Party Transaction [Line Items]
Nature		Loan from related party	Loan from related party
Ms. Jun Wang [Member]
Related Party Transaction [Line Items]
Nature		Loan from related party	Loan from related party

[1]	Advance to Dr. Houqi Zhang represented cash in advance to Dr. Houqi Zhang for the potential expense for the Group’s financing during the fiscal year 2023, and the advance payment has been offset by the loan from Dr. Houqi Zhang in January 2024.
[2]	Dr. Houqi Zhang and Ms. Yalin Shen provided personal guarantees for certain bank loans to the Group, see Note 10 Borrowings for details.